CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Revenues	$ 90,001	$ 75,025	$ 71,899
Cost of revenues	(75,840)	(63,622)	(55,015)
Gross profit	14,161	11,403	16,884
Operating expenses:
Research and development expenses	(217,419)	(240,179)	(122,707)
Selling, general and administrative expenses	(57,599)	(56,747)	(37,417)
Total operating expenses	(275,018)	(296,926)	(160,124)
Loss from operations	(260,857)	(285,523)	(143,240)
Investment income	42,985	20,378	19,389
Changes in fair value of warrants liability		5,617	(3,030)
Changes in fair value of trading securities	128,031	(21,285)	(4,727)
Other income, net	13,083	5,808	6,154
Loss before income tax	(76,758)	(275,005)	(125,454)
Income tax benefits (expenses)		(1)	126
Net loss	(76,758)	(275,006)	(125,328)
Net (loss) income attributable to non-controlling interests	57,211	(885)	(516)
Net loss	$ (133,969)	$ (274,121)	$ (124,812)
Weighted average number of shares outstanding used in computing net loss per share, basic	379,914,317	114,318,765	89,100,415
Weighted average number of shares outstanding used in computing net loss per share, diluted	379,914,317	114,318,765	89,100,415
Net loss per ordinary share and per ADS, basic	$ (0.35)	$ (2.4)	$ (1.4)
Net loss per ordinary share and per ADS, diluted	$ (0.35)	$ (2.4)	$ (1.4)
Foreign currency translation adjustments	$ 3,933	$ (2,952)	$ (3,841)
Unrealized gain (loss) on available-for-sale investments, net of tax of $243, $(282) and $(27), for the years ended December 31, 2023, 2024 and 2025, respectively	(30,609)	16,089	8,089
Total other comprehensive income (loss)	(26,676)	13,137	4,248
Total comprehensive loss	(103,434)	(261,869)	(121,080)
Less: Comprehensive (loss) income attributable to non-controlling interest	45,568	6,444	(757)
Total comprehensive loss attributable to Pony AI Inc.	(149,002)	(268,313)	(120,323)
Share-based compensation expenses	30,800	127,000	3,800
Research and development expenses
Operating expenses:
Share-based compensation expenses	21,115	102,383	1,832
Selling, general and administrative expenses
Operating expenses:
Share-based compensation expenses	9,683	24,620	1,926
Service
Total Revenues	56,714	67,415	64,546
Product
Total Revenues	$ 33,287	$ 7,610	$ 7,353